Cover	Sep. 27, 2021	Sep. 23, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Sep. 23, 2021
Entity File Number	333-191725
Entity Registrant Name		REGEN BIOPHARMA, INC.
Entity Central Index Key		0001589150
Entity Tax Identification Number		45-5192997
Entity Incorporation, State or Country Code		NV
Entity Address, Address Line One		711 S. Carson Street
Entity Address, Address Line Two		Suite 4
Entity Address, City or Town		Carson City
Entity Address, State or Province		NV
Entity Address, Postal Zip Code		89791
City Area Code		619
Local Phone Number		(619) 722 5505
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Trading Symbol		None
Entity Emerging Growth Company		false